Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	14,887,220	15,730,400
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,590,780	5,747,600
Common stock, shares outstanding	6,590,780	5,747,600
Excluding shares subject to possible redemption		14,887,220
Ordinary shares subject to possible redemption		15,730,400